Transamerica International Equity

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 100.1%
Australia - 4.3%
BHP Group Ltd., ADR (A)	350,176	$ 24,564,846
BHP Group Ltd.	519,000	18,176,486
Macquarie Group Ltd.	447,100	59,647,134
Santos Ltd.	12,360,200	63,097,234
Westpac Banking Corp.	1,227,100	20,647,023
Woodside Energy Group Ltd.	927,578	24,018,586

		210,151,309

Belgium - 3.5%
Anheuser-Busch InBev SA	1,442,100	87,047,658
Groupe Bruxelles Lambert NV	356,420	30,490,026
KBC Group NV	681,100	50,447,219

		167,984,903

Canada - 0.7%
TFI International, Inc. (A)	296,400	33,011,548

Finland - 1.2%
Nokia OYJ	12,343,600	58,527,375

France - 10.5%
Amundi SA (B)	556,900	36,460,229
Capgemini SE	349,852	66,396,862
Cie de Saint-Gobain	501,637	28,809,597
Dassault Aviation SA	110,129	18,805,988
Engie SA	3,446,200	48,935,571
Rexel SA (C)	957,517	21,182,575
Sanofi	743,301	72,787,323
Societe Generale SA	1,271,600	37,851,171
Sodexo SA	298,100	29,551,491
TotalEnergies SE	1,129,600	69,832,726
Veolia Environnement SA	2,701,623	80,190,798

		510,804,331

Germany - 11.8%
Allianz SE	287,302	68,697,879
BASF SE	973,000	55,787,365
Bayer AG	454,852	28,312,233
Deutsche Boerse AG	244,382	43,730,273
Deutsche Post AG	1,537,801	66,212,625
HeidelbergCement AG	950,435	65,216,387
Infineon Technologies AG	1,650,327	59,429,028
SAP SE	763,447	90,498,978
Siemens AG	466,795	72,915,841
Talanx AG	438,784	21,706,970

		572,507,579

Hong Kong - 2.1%
CK Asset Holdings Ltd.	4,926,400	31,496,983
CK Hutchison Holdings Ltd.	11,254,700	71,624,360

		103,121,343

Ireland - 4.4%
AerCap Holdings NV (C)	879,300	55,580,553
AIB Group PLC	11,407,000	47,916,132
DCC PLC	770,131	43,865,046
Ryanair Holdings PLC, ADR (C)	57,472	5,202,940
Smurfit Kappa Group PLC (A)	1,493,415	62,700,328

		215,264,999

	Shares	Value
COMMON STOCKS (continued)
Israel - 0.9%
Check Point Software Technologies Ltd. (C)	338,600	$ 43,069,920

Italy - 0.4%
Prysmian SpA	486,966	19,886,558

Japan - 18.2%
Astellas Pharma, Inc.	3,298,000	48,546,990
Denka Co. Ltd.	769,980	15,972,952
FANUC Corp.	257,600	45,515,229
Fujitsu Ltd.	320,660	45,655,353
Hitachi Ltd.	1,138,480	59,704,678
Kirin Holdings Co. Ltd.	1,877,300	28,928,673
Kyocera Corp.	976,200	50,656,385
Nintendo Co. Ltd.	1,214,200	52,645,001
Olympus Corp.	1,111,900	20,903,287
ORIX Corp.	3,619,400	63,639,840
Rakuten Group, Inc. (A)	6,409,600	32,678,988
SBI Holdings, Inc.	2,134,000	45,239,290
Sega Sammy Holdings, Inc.	1,205,000	19,080,586
Seven & i Holdings Co. Ltd.	1,660,600	78,401,737
Sony Group Corp.	1,091,500	97,527,200
Square Enix Holdings Co. Ltd.	439,600	20,789,236
Sumitomo Mitsui Financial Group, Inc. (A)	1,472,900	64,013,801
Toshiba Corp. (A)	1,063,550	36,529,379
Toyota Industries Corp.	912,300	55,534,091

		881,962,696

Luxembourg - 1.0%
ArcelorMittal SA	1,612,535	50,025,550

Netherlands - 4.1%
ASML Holding NV	98,600	65,238,458
EXOR NV (C)	226,900	18,035,968
Heineken Holding NV	661,685	54,632,610
Koninklijke Philips NV	826,734	14,273,935
NXP Semiconductors NV	248,000	45,708,880

		197,889,851

Norway - 1.6%
Aker BP ASA (A)	1,075,699	32,767,657
DNB Bank ASA	2,373,300	44,379,680

		77,147,337

Republic of Korea - 1.6%
Samsung Electronics Co. Ltd.	1,521,819	75,802,153

Singapore - 1.5%
DBS Group Holdings Ltd.	2,557,100	70,003,863

Sweden - 2.3%
Essity AB, Class B	1,856,000	48,486,397
Husqvarna AB, B Shares (A)	1,096,900	9,332,300
Investor AB, B Shares	359,188	6,979,732
Skandinaviska Enskilda Banken AB, Class A	985,000	11,924,222
Volvo AB, B Shares	1,715,937	34,050,204

		110,772,855

Switzerland - 11.0%
ABB Ltd. (A)	1,843,200	64,172,209
Alcon, Inc.	138,073	10,418,782
Cie Financiere Richemont SA, Class A	408,700	63,004,050
Glencore PLC	7,326,300	49,063,365
Julius Baer Group Ltd.	121,700	7,806,363
Nestle SA	758,464	92,539,468
Novartis AG	762,615	68,947,287

Transamerica Funds	Page 1

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Roche Holding AG	250,361	$ 78,155,286
Siemens Energy AG (A)	1,785,597	37,334,704
UBS Group AG	2,903,174	61,969,335

		533,410,849

United Kingdom - 19.0%
Ashtead Group PLC	863,300	56,864,511
Aviva PLC	2,257,212	12,730,332
Barratt Developments PLC	3,123,042	17,750,515
BP PLC	10,975,400	66,294,134
Bunzl PLC	970,648	35,633,650
Burberry Group PLC	605,700	18,450,172
CNH Industrial NV	2,845,700	50,344,282
Entain PLC	1,236,200	22,796,371
GSK PLC	2,739,580	48,120,764
Imperial Brands PLC	291,094	7,302,449
Inchcape PLC	2,189,896	24,690,466
Informa PLC	4,190,251	34,656,507
Kingfisher PLC	13,249,500	45,709,680
Legal & General Group PLC	10,513,200	33,084,393
Liberty Global PLC, Class C (C)	1,853,800	41,432,430
Linde PLC	158,900	52,586,366
Lloyds Banking Group PLC	99,656,554	64,856,024
Melrose Industries PLC	13,649,820	24,066,914
Persimmon PLC	1,503,000	26,250,343
Reckitt Benckiser Group PLC	879,600	62,681,087
Smith & Nephew PLC	3,396,300	46,904,036
Tesco PLC	19,331,132	58,754,650

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Unilever PLC	1,389,314	$ 70,714,770

		922,674,846

Total Common Stocks (Cost $4,203,116,373)		4,854,019,865

OTHER INVESTMENT COMPANY - 1.2%
Securities Lending Collateral - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (D)	57,182,350	57,182,350

Total Other Investment Company (Cost $57,182,350)		57,182,350

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.80% (D), dated 01/31/2023, to be repurchased at $21,933,648 on 02/01/2023. Collateralized by a U.S. Government Obligation, 1.75%, due 07/31/2024, and with a value of $22,371,232.	$ 21,932,552	21,932,552

Total Repurchase Agreement (Cost $21,932,552)		21,932,552

Total Investments (Cost $4,282,231,275)		4,933,134,767
Net Other Assets (Liabilities) - (1.8)%		(85,585,545)

Net Assets - 100.0%		$ 4,847,549,222

Transamerica Funds	Page 2

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	8.3%	$412,039,135
Pharmaceuticals	7.0	344,869,883
Industrial Conglomerates	6.3	308,706,218
Oil, Gas & Consumable Fuels	5.2	256,010,337
Capital Markets	5.2	254,852,624
Machinery	3.9	194,776,106
Beverages	3.5	170,608,941
Semiconductors & Semiconductor Equipment	3.5	170,376,366
Metals & Mining	2.9	141,830,247
Household Durables	2.9	141,528,058
Food & Staples Retailing	2.8	137,156,387
Insurance	2.8	136,219,574
Software	2.7	133,568,898
Multi-Utilities	2.6	129,126,369
Chemicals	2.5	124,346,683
Electrical Equipment	2.5	121,393,471
Diversified Financial Services	2.4	119,145,566
Trading Companies & Distributors	2.3	112,396,778
IT Services	2.3	112,052,215
Household Products	2.2	111,167,484
Food Products	1.9	92,539,468
Health Care Equipment & Supplies	1.9	92,500,040
Textiles, Apparel & Luxury Goods	1.6	81,454,222
Technology Hardware, Storage & Peripherals	1.5	75,802,153
Entertainment	1.5	73,434,237
Personal Products	1.4	70,714,770
Air Freight & Logistics	1.3	66,212,625
Construction Materials	1.3	65,216,387
Containers & Packaging	1.3	62,700,328
Communications Equipment	1.2	58,527,375
Commercial Services & Supplies	1.1	56,864,511
Hotels, Restaurants & Leisure	1.1	52,347,862
Electronic Equipment, Instruments & Components	1.0	50,656,385
Specialty Retail	0.9	45,709,680
Diversified Telecommunication Services	0.8	41,432,430
Media	0.7	34,656,507
Road & Rail	0.7	33,011,548
Internet & Direct Marketing Retail	0.7	32,678,988
Real Estate Management & Development	0.6	31,496,983
Building Products	0.6	28,809,597
Distributors	0.5	24,690,466
Leisure Products	0.4	19,080,586
Aerospace & Defense	0.4	18,805,988
Tobacco	0.1	7,302,449
Airlines	0.1	5,202,940

Investments	98.4	4,854,019,865
Short-Term Investments	1.6	79,114,902

Total Investments	100.0%	$4,933,134,767

Transamerica Funds	Page 3

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$301,157,483	$4,552,862,382	$—	$4,854,019,865
Other Investment Company	57,182,350	—	—	57,182,350
Repurchase Agreement	—	21,932,552	—	21,932,552

Total Investments	$358,339,833	$4,574,794,934	$—	$4,933,134,767

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $123,281,792, collateralized by cash collateral of $57,182,350 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $71,695,053. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the value of the 144A security is $36,460,229, representing 0.8% of the Fund’s net assets.
(C)	Non-income producing securities.
(D)	Rates disclosed reflect the yields at January 31, 2023.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 4

Transamerica International Equity

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica International Equity (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5